12. SHARE CAPITAL: Schedule of Outstanding warrants and the strike price (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Outstanding warrants and the strike price

		Option	Conversion	Option	Share Price	Intrinsic
Warrants	Curr	Price	Rate Can/US	Price USD	12/31/2024	Value	Dilution

291,829	USD	10.28	n/a	10.28	7.69	non-dilutive	-
41,666	CAN	12.00	0.7100	8.52	7.69	non-dilutive	-
22,056	CAN	0.90	0.7100	0.64	7.69	7.05	20,223
2,600,000	USD	1.77	n/a	1.77	7.69	5.92	2,001,560
-	USD	1.77	n/a	1.77	7.69	5.92	-
2,955,551							2,021,783